Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 28 $ 15,902
Boeing Co. (The)
(a)
.................... 281 61,011
GE Aerospace ....................... 378 116,435
General Dynamics Corp. ................ 90 30,300
Howmet Aerospace, Inc. ................ 145 29,728
Huntington Ingalls Industries, Inc. .......... 14 4,761
L3Harris Technologies, Inc. .............. 68 19,963
Lockheed Martin Corp. ................. 73 35,308
Northrop Grumman Corp. ............... 48 27,370
RTX Corp. ......................... 481 88,215
Textron, Inc. ........................ 65 5,666
TransDigm Group, Inc. ................. 20 26,597
461,256
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 43 6,913
Expeditors International of Washington, Inc. ... 47 7,003
FedEx Corp. ........................ 77 22,242
United Parcel Service, Inc. , Class B ........ 266 26,385
62,543
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 77 5,859
Automobiles — 2.9%
Ford Motor Co. ...................... 1,388 18,210
General Motors Co. ................... 334 27,161
Tesla, Inc.
(a)
......................... 1,008 453,318
498,689
Banks — 4.5%
Bank of America Corp. ................. 2,412 132,660
Citigroup, Inc. ....................... 643 75,032
Citizens Financial Group, Inc. ............ 154 8,995
Fifth Third Bancorp ................... 234 10,954
Huntington Bancshares, Inc. ............. 568 9,855
JPMorgan Chase & Co. ................ 977 314,809
KeyCorp ........................... 332 6,852
M&T Bank Corp. ..................... 55 11,081
PNC Financial Services Group, Inc. (The) .... 140 29,222
Regions Financial Corp. ................ 319 8,645
Truist Financial Corp. .................. 461 22,686
US Bancorp ........................ 561 29,935
Wells Fargo & Co. .................... 1,126 104,943
765,669
Beverages — 1.2%
Brown-Forman Corp. , Class B, NVS ........ 56 1,459
Coca-Cola Co. (The) .................. 1,387 96,965
Constellation Brands, Inc. , Class A ......... 52 7,174
Keurig Dr Pepper, Inc. ................. 485 13,585
Molson Coors Beverage Co. , Class B ....... 63 2,941
Monster Beverage Corp.
(a)
............... 253 19,398
PepsiCo, Inc. ....................... 493 70,755
212,277
Biotechnology — 2.1%
AbbVie, Inc. ........................ 634 144,863
Amgen, Inc. ........................ 193 63,171
Biogen, Inc.
(a)
....................... 53 9,327
Gilead Sciences, Inc. .................. 444 54,497
Incyte Corp.
(a)
....................... 59 5,827
Moderna, Inc.
(a)
...................... 120 3,539
Regeneron Pharmaceuticals, Inc. .......... 36 27,787
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 91 $ 41,256
350,267
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................... 2,216 511,497
eBay, Inc. .......................... 162 14,110
525,607
Building Products — 0.6%
A O Smith Corp. ..................... 42 2,809
Allegion plc ......................... 30 4,777
Builders FirstSource, Inc.
(a)
.............. 42 4,321
Carrier Global Corp. ................... 286 15,112
Johnson Controls International plc ......... 219 26,225
Lennox International, Inc. ............... 12 5,827
Masco Corp. ........................ 76 4,823
Trane Technologies plc ................. 79 30,747
94,641
Capital Markets — 4.2%
Ameriprise Financial, Inc. ............... 33 16,181
Ares Management Corp. , Class A .......... 73 11,799
Bank of New York Mellon Corp. (The) ....... 248 28,790
BlackRock, Inc.
(b)
..................... 52 55,658
Blackstone, Inc. , Class A ................ 264 40,693
CBOE Global Markets, Inc. .............. 38 9,538
Charles Schwab Corp. (The) ............. 599 59,846
CME Group, Inc. , Class A ............... 130 35,500
Coinbase Global, Inc. , Class A
(a)
........... 82 18,543
FactSet Research Systems, Inc. ........... 13 3,772
Franklin Resources, Inc. ................ 109 2,604
Goldman Sachs Group, Inc. (The) ......... 108 94,932
Interactive Brokers Group, Inc. , Class A ...... 157 10,097
Intercontinental Exchange, Inc. ........... 204 33,040
Invesco Ltd. ........................ 156 4,098
KKR & Co., Inc. ...................... 246 31,360
Moody's Corp. ....................... 55 28,097
Morgan Stanley ...................... 432 76,693
MSCI, Inc. ......................... 27 15,491
Nasdaq, Inc. ........................ 165 16,026
Northern Trust Corp. ................... 67 9,152
Raymond James Financial, Inc. ........... 63 10,117
Robinhood Markets, Inc. , Class A
(a)
......... 282 31,894
S&P Global, Inc. ..................... 111 58,008
State Street Corp. .................... 100 12,901
T. Rowe Price Group, Inc. ............... 78 7,986
722,816
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 80 19,762
Albemarle Corp. ..................... 43 6,082
CF Industries Holdings, Inc. .............. 57 4,409
Corteva, Inc. ........................ 242 16,221
Dow, Inc. .......................... 253 5,915
DuPont de Nemours, Inc. ............... 146 5,869
Ecolab, Inc. ........................ 92 24,152
International Flavors & Fragrances, Inc. ...... 90 6,065
Linde plc .......................... 167 71,207
LyondellBasell Industries NV , Class A ....... 90 3,897
Mosaic Co. (The) ..................... 112 2,698
PPG Industries, Inc. ................... 79 8,094
Sherwin-Williams Co. (The) .............. 83 26,895
201,266
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 123 23,132
Copart, Inc.
(a)
....................... 318 12,450

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................. 72 $ 15,259
Rollins, Inc. ......................... 100 6,002
Veralto Corp. ........................ 88 8,781
Waste Management, Inc. ................ 132 29,002
94,626
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 370 48,481
Cisco Systems, Inc. ................... 1,411 108,689
F5, Inc.
(a)
.......................... 21 5,361
Motorola Solutions, Inc. ................ 60 22,999
185,530
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. .............. 13 12,133
EMCOR Group, Inc. ................... 16 9,789
Quanta Services, Inc. .................. 54 22,791
44,713
Construction Materials — 0.3%
CRH plc ........................... 240 29,952
Martin Marietta Materials, Inc. ............ 22 13,698
Vulcan Materials Co. .................. 48 13,691
57,341
Consumer Finance — 0.8%
American Express Co. ................. 193 71,400
Capital One Financial Corp. .............. 228 55,258
Synchrony Financial ................... 132 11,013
137,671
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. ................ 159 137,112
Dollar General Corp. .................. 78 10,356
Dollar Tree, Inc.
(a)
..................... 68 8,365
Kroger Co. (The) ..................... 218 13,621
Sysco Corp. ........................ 175 12,896
Target Corp. ........................ 166 16,226
Walmart, Inc. ........................ 1,574 175,359
373,935
Containers & Packaging — 0.2%
Amcor plc .......................... 824 6,872
Avery Dennison Corp. .................. 27 4,911
Ball Corp. .......................... 98 5,191
International Paper Co. ................. 188 7,405
Packaging Corp. of America ............. 32 6,600
Smurfit WestRock plc .................. 187 7,231
38,210
Distributors — 0.1%
Genuine Parts Co. .................... 49 6,025
Pool Corp. ......................... 12 2,745
8,770
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 2,550 63,342
Verizon Communications, Inc. ............ 1,510 61,502
124,844
Electric Utilities — 1.8%
Alliant Energy Corp. ................... 90 5,851
American Electric Power Co., Inc. .......... 195 22,486
Constellation Energy Corp. .............. 112 39,566
Duke Energy Corp. ................... 283 33,170
Edison International ................... 135 8,103
Entergy Corp. ....................... 163 15,066
Evergy, Inc. ......................... 80 5,799
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy ................... 132 $ 8,888
Exelon Corp. ........................ 361 15,736
FirstEnergy Corp. .................... 185 8,282
NextEra Energy, Inc. .................. 748 60,049
NRG Energy, Inc. ..................... 68 10,828
PG&E Corp. ........................ 781 12,551
Pinnacle West Capital Corp. ............. 43 3,814
PPL Corp. ......................... 263 9,210
Southern Co. (The) ................... 393 34,270
Xcel Energy, Inc. ..................... 209 15,437
309,106
Electrical Equipment — 1.0%
AMETEK, Inc. ....................... 83 17,041
Eaton Corp. plc ...................... 139 44,273
Emerson Electric Co. .................. 201 26,676
GE Vernova, Inc. ..................... 97 63,396
Generac Holdings, Inc.
(a)
................ 21 2,864
Hubbell, Inc. ........................ 19 8,438
Rockwell Automation, Inc. ............... 41 15,952
178,640
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. , Class A ............... 439 59,326
CDW Corp. ......................... 46 6,265
Corning, Inc. ........................ 282 24,692
Jabil, Inc. .......................... 38 8,665
Keysight Technologies, Inc.
(a)
............. 60 12,191
TE Connectivity plc ................... 105 23,889
Teledyne Technologies, Inc.
(a)
............. 17 8,682
Zebra Technologies Corp. , Class A
(a)
........ 19 4,614
148,324
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 351 15,985
Halliburton Co. ...................... 305 8,619
SLB Ltd. ........................... 540 20,725
45,329
Entertainment — 1.7%
Electronic Arts, Inc. ................... 81 16,551
Live Nation Entertainment, Inc.
(a)
.......... 56 7,980
Netflix, Inc.
(a)
........................ 1,523 142,796
Take-Two Interactive Software, Inc.
(a)
........ 63 16,130
TKO Group Holdings, Inc. , Class A ......... 24 5,016
Walt Disney Co. (The) ................. 641 72,927
Warner Bros Discovery, Inc.
(a)
............ 881 25,390
286,790
Financial Services — 4.8%
Apollo Global Management, Inc. ........... 167 24,175
Berkshire Hathaway, Inc. , Class B
(a)
........ 658 330,744
Block, Inc. , Class A
(a)
.................. 197 12,823
Corpay, Inc.
(a)
....................... 26 7,824
Fidelity National Information Services, Inc. .... 187 12,428
Fiserv, Inc.
(a)
........................ 196 13,165
Global Payments, Inc. ................. 87 6,734
Jack Henry & Associates, Inc. ............ 27 4,927
Mastercard, Inc. , Class A ................ 294 167,839
PayPal Holdings, Inc. .................. 333 19,440
Visa, Inc. , Class A .................... 606 212,530
812,629
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 173 9,946
Bunge Global SA ..................... 47 4,187
Campbell's Co. (The) .................. 77 2,146

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. .................. 163 $ 2,821
General Mills, Inc. .................... 190 8,835
Hershey Co. (The) .................... 52 9,463
Hormel Foods Corp. ................... 112 2,654
J M Smucker Co. (The) ................. 36 3,521
Kraft Heinz Co. (The) .................. 306 7,420
Lamb Weston Holdings, Inc. ............. 52 2,178
McCormick & Co., Inc. (Non-Voting) , NVS .... 89 6,062
Mondelez International, Inc. , Class A ........ 461 24,816
Tyson Foods, Inc. , Class A .............. 101 5,921
89,970
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 59 9,890
Ground Transportation — 1.0%
CSX Corp. ......................... 668 24,215
JB Hunt Transport Services, Inc. .......... 28 5,442
Norfolk Southern Corp. ................. 81 23,386
Old Dominion Freight Line, Inc. ........... 66 10,349
Uber Technologies, Inc.
(a)
............... 748 61,119
Union Pacific Corp. ................... 212 49,040
173,551
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 624 78,181
Align Technology, Inc.
(a)
................. 24 3,748
Baxter International, Inc. ................ 178 3,402
Becton Dickinson & Co. ................ 104 20,183
Boston Scientific Corp.
(a)
................ 531 50,631
Cooper Cos., Inc. (The)
(a)
............... 73 5,983
Dexcom, Inc.
(a)
...................... 140 9,292
Edwards Lifesciences Corp.
(a)
............ 209 17,817
GE HealthCare Technologies, Inc. ......... 163 13,369
Hologic, Inc.
(a)
....................... 78 5,810
IDEXX Laboratories, Inc.
(a)
............... 29 19,619
Insulet Corp.
(a)
....................... 26 7,390
Intuitive Surgical, Inc.
(a)
................. 127 71,928
Medtronic plc ....................... 462 44,380
ResMed, Inc. ....................... 53 12,766
Solventum Corp.
(a)
.................... 51 4,041
STERIS plc ......................... 34 8,620
Stryker Corp. ....................... 123 43,231
Zimmer Biomet Holdings, Inc. ............ 69 6,204
426,595
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. ................... 86 17,673
Cencora, Inc. ....................... 70 23,642
Centene Corp.
(a)
..................... 166 6,831
Cigna Group (The) .................... 96 26,422
CVS Health Corp. .................... 452 35,871
DaVita, Inc.
(a)
........................ 12 1,363
Elevance Health, Inc. .................. 80 28,044
HCA Healthcare, Inc. .................. 57 26,611
Henry Schein, Inc.
(a)
................... 36 2,721
Humana, Inc. ....................... 43 11,014
Labcorp Holdings, Inc. ................. 29 7,275
McKesson Corp. ..................... 44 36,093
Molina Healthcare, Inc.
(a)
................ 17 2,950
Quest Diagnostics, Inc. ................. 41 7,115
UnitedHealth Group, Inc. ................ 325 107,286
Universal Health Services, Inc. , Class B ..... 21 4,578
345,489
Security
Shares
Shares Value
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. ........ 55 $ 2,692
Healthpeak Properties, Inc. .............. 245 3,940
Ventas, Inc. ........................ 170 13,154
Welltower, Inc. ....................... 246 45,660
65,446
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 230 4,078
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. , Class A
(a)
.................. 151 20,494
Booking Holdings, Inc. ................. 11 58,909
Carnival Corp.
(a)
...................... 384 11,728
Chipotle Mexican Grill, Inc.
(a)
............. 481 17,797
Darden Restaurants, Inc. ............... 43 7,913
Domino's Pizza, Inc. ................... 11 4,585
DoorDash, Inc. , Class A
(a)
............... 134 30,348
Expedia Group, Inc. ................... 43 12,182
Hilton Worldwide Holdings, Inc. ........... 85 24,416
Las Vegas Sands Corp. ................ 109 7,095
Marriott International, Inc. , Class A ......... 79 24,509
McDonald's Corp. .................... 256 78,241
MGM Resorts International
(a)
............. 72 2,627
Norwegian Cruise Line Holdings Ltd.
(a)
....... 157 3,504
Royal Caribbean Cruises Ltd. ............ 92 25,661
Starbucks Corp. ...................... 406 34,189
Wynn Resorts Ltd. .................... 31 3,730
Yum! Brands, Inc. .................... 99 14,977
382,905
Household Durables — 0.3%
DR Horton, Inc. ...................... 99 14,259
Garmin Ltd. ......................... 60 12,171
Lennar Corp. , Class A .................. 79 8,121
NVR, Inc.
(a)
......................... 1 7,293
PulteGroup, Inc. ..................... 69 8,091
49,935
Household Products — 1.0%
Church & Dwight Co., Inc. ............... 87 7,295
Clorox Co. (The) ..................... 44 4,437
Colgate-Palmolive Co. ................. 293 23,153
Kimberly-Clark Corp. .................. 119 12,006
Procter & Gamble Co. (The) ............. 837 119,950
166,841
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 243 3,484
Vistra Corp. ........................ 114 18,392
21,876
Industrial Conglomerates — 0.4%
3M Co. ............................ 189 30,259
Honeywell International, Inc. ............. 228 44,480
74,739
Industrial REITs — 0.2%
Prologis, Inc. ........................ 333 42,511
Insurance — 2.2%
Aflac, Inc. .......................... 167 18,415
Allstate Corp. (The) ................... 93 19,358
American International Group, Inc. ......... 190 16,254
Aon plc , Class A ..................... 77 27,172
Arch Capital Group Ltd.
(a)
............... 132 12,661
Arthur J Gallagher & Co. ................ 92 23,809
Assurant, Inc. ....................... 19 4,576
Brown & Brown, Inc. ................... 108 8,608

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 132 $ 41,200
Cincinnati Financial Corp. ............... 55 8,983
Erie Indemnity Co. , Class A, NVS .......... 10 2,866
Everest Group Ltd. .................... 16 5,430
Globe Life, Inc. ...................... 29 4,056
Hartford Insurance Group, Inc. (The) ........ 100 13,780
Loews Corp. ........................ 63 6,635
Marsh & McLennan Cos., Inc. ............ 176 32,651
MetLife, Inc. ........................ 199 15,709
Principal Financial Group, Inc. ............ 67 5,910
Progressive Corp. (The) ................ 211 48,049
Prudential Financial, Inc. ................ 124 13,997
Travelers Cos., Inc. (The) ............... 79 22,915
Willis Towers Watson plc ................ 34 11,172
WR Berkley Corp. .................... 107 7,503
371,709
Interactive Media & Services — 6.0%
Alphabet, Inc. , Class A ................. 885 277,005
Alphabet, Inc. , Class C, NVS ............. 716 224,681
Match Group, Inc. .................... 87 2,809
Meta Platforms, Inc. , Class A ............. 781 515,530
1,020,025
IT Services — 1.2%
Accenture plc , Class A ................. 222 59,563
Akamai Technologies, Inc.
(a)
.............. 53 4,624
Cognizant Technology Solutions Corp. , Class A . 175 14,525
EPAM Systems, Inc.
(a)
.................. 20 4,098
Gartner, Inc.
(a)
....................... 26 6,559
GoDaddy, Inc. , Class A
(a)
................ 47 5,832
International Business Machines Corp. ...... 335 99,230
VeriSign, Inc. ....................... 31 7,531
201,962
Leisure Products — 0.0%
Hasbro, Inc. ........................ 47 3,854
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............... 100 13,607
Bio-Techne Corp. ..................... 54 3,176
Charles River Laboratories International, Inc.
(a)
. 18 3,591
Danaher Corp. ...................... 225 51,507
IQVIA Holdings, Inc.
(a)
.................. 61 13,750
Mettler-Toledo International, Inc.
(a)
......... 7 9,759
Revvity, Inc. ........................ 42 4,063
Thermo Fisher Scientific, Inc. ............. 135 78,226
Waters Corp.
(a)
...................... 22 8,356
West Pharmaceutical Services, Inc. ........ 26 7,154
193,189
Machinery — 2.0%
Caterpillar, Inc. ...................... 168 96,242
Cummins, Inc. ....................... 50 25,523
Deere & Co. ........................ 90 41,901
Dover Corp. ........................ 50 9,762
Fortive Corp. ........................ 112 6,184
IDEX Corp. ......................... 28 4,982
Illinois Tool Works, Inc. ................. 95 23,399
Ingersoll Rand, Inc. ................... 129 10,219
Nordson Corp. ....................... 20 4,809
Otis Worldwide Corp. .................. 141 12,316
PACCAR, Inc. ....................... 187 20,478
Parker-Hannifin Corp. .................. 45 39,553
Pentair plc ......................... 57 5,936
Snap-on, Inc. ....................... 19 6,547
Stanley Black & Decker, Inc. ............. 55 4,085
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ... 61 $ 13,021
Xylem, Inc. ......................... 87 11,848
336,805
Media — 0.4%
Charter Communications, Inc. , Class A
(a)
..... 31 6,471
Comcast Corp. , Class A ................ 1,312 39,215
Fox Corp. , Class A, NVS ................ 76 5,553
Fox Corp. , Class B .................... 52 3,377
News Corp. , Class A, NVS .............. 133 3,474
News Corp. , Class B .................. 52 1,541
Omnicom Group, Inc. .................. 116 9,367
Paramount Skydance Corp. , Class B, NVS .... 98 1,313
Trade Desk, Inc. (The) , Class A
(a)
.......... 157 5,960
76,271
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ................ 519 26,360
Newmont Corp. ...................... 391 39,042
Nucor Corp. ........................ 83 13,538
Steel Dynamics, Inc. ................... 49 8,303
87,243
Multi-Utilities — 0.7%
Ameren Corp. ....................... 98 9,786
CenterPoint Energy, Inc. ................ 232 8,895
CMS Energy Corp. .................... 107 7,483
Consolidated Edison, Inc. ............... 130 12,912
Dominion Energy, Inc. .................. 305 17,870
DTE Energy Co. ..................... 75 9,673
NiSource, Inc. ....................... 167 6,974
Public Service Enterprise Group, Inc. ....... 177 14,213
Sempra ........................... 233 20,572
WEC Energy Group, Inc. ................ 120 12,655
121,033
Office REITs — 0.0%
BXP, Inc. .......................... 54 3,644
Oil, Gas & Consumable Fuels — 3.2%
APA Corp. ......................... 130 3,180
Chevron Corp. ....................... 679 103,486
ConocoPhillips ...................... 443 41,469
Coterra Energy, Inc. ................... 272 7,159
Devon Energy Corp. ................... 229 8,388
Diamondback Energy, Inc. ............... 67 10,072
EOG Resources, Inc. .................. 196 20,582
EQT Corp. ......................... 220 11,792
Expand Energy Corp. .................. 86 9,491
Exxon Mobil Corp. .................... 1,514 182,195
Kinder Morgan, Inc. ................... 694 19,078
Marathon Petroleum Corp. .............. 109 17,727
Occidental Petroleum Corp. .............. 255 10,486
ONEOK, Inc. ........................ 223 16,390
Phillips 66 .......................... 144 18,582
Targa Resources Corp. ................. 77 14,206
Texas Pacific Land Corp. ................ 21 6,032
Valero Energy Corp. ................... 110 17,907
Williams Cos., Inc. (The) ................ 437 26,268
544,490
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 230 15,962
Southwest Airlines Co. ................. 189 7,811
United Airlines Holdings, Inc.
(a)
............ 118 13,195
36,968

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 88 $ 9,215
Kenvue, Inc. ........................ 684 11,799
21,014
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. ................ 735 39,646
Eli Lilly & Co. ....................... 285 306,284
Johnson & Johnson ................... 864 178,805
Merck & Co., Inc. ..................... 889 93,576
Pfizer, Inc. ......................... 2,043 50,871
Viatris, Inc. ......................... 417 5,192
Zoetis, Inc. , Class A ................... 158 19,879
694,253
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 144 37,041
Broadridge Financial Solutions, Inc. ........ 43 9,596
Dayforce, Inc.
(a)
...................... 56 3,873
Equifax, Inc. ........................ 44 9,547
Jacobs Solutions, Inc. .................. 43 5,696
Leidos Holdings, Inc. .................. 45 8,118
Paychex, Inc. ....................... 118 13,237
Paycom Software, Inc. ................. 19 3,028
Verisk Analytics, Inc. ................... 52 11,632
101,768
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 105 16,883
CoStar Group, Inc. .................... 155 10,422
27,305
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 51 9,247
Camden Property Trust ................. 41 4,513
Equity Residential .................... 123 7,754
Essex Property Trust, Inc. ............... 24 6,281
Invitation Homes, Inc. .................. 200 5,558
Mid-America Apartment Communities, Inc. .... 42 5,834
UDR, Inc. .......................... 109 3,998
43,185
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 32 3,225
Kimco Realty Corp. ................... 241 4,885
Realty Income Corp. ................... 332 18,715
Regency Centers Corp. ................ 56 3,866
Simon Property Group, Inc. .............. 118 21,843
52,534
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.
(a)
........... 585 125,284
Analog Devices, Inc. ................... 177 48,002
Applied Materials, Inc. ................. 286 73,499
Broadcom, Inc. ...................... 1,242 429,856
First Solar, Inc.
(a)
..................... 38 9,927
Intel Corp.
(a)
........................ 1,608 59,335
KLA Corp. .......................... 47 57,109
Lam Research Corp. .................. 451 77,202
Microchip Technology, Inc. ............... 190 12,107
Micron Technology, Inc. ................. 403 115,020
Monolithic Power Systems, Inc. ........... 17 15,408
NVIDIA Corp. ....................... 2,791 520,522
NXP Semiconductors NV ............... 91 19,753
ON Semiconductor Corp.
(a) (c)
............. 145 7,852
Qnity Electronics, Inc. .................. 74 6,042
QUALCOMM, Inc. .................... 385 65,854
Skyworks Solutions, Inc. ................ 54 3,424
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ....................... 56 $ 10,839
Texas Instruments, Inc. ................. 325 56,384
1,713,419
Software — 8.2%
Adobe, Inc.
(a)
........................ 150 52,498
AppLovin Corp. , Class A
(a)
............... 97 65,361
Autodesk, Inc.
(a)
...................... 76 22,497
Cadence Design Systems, Inc.
(a)
.......... 97 30,320
Crowdstrike Holdings, Inc. , Class A
(a)
........ 90 42,188
Datadog, Inc. , Class A
(a)
................ 117 15,911
Fair Isaac Corp.
(a)
..................... 9 15,216
Fortinet, Inc.
(a)
....................... 226 17,947
Gen Digital, Inc. ...................... 198 5,384
Intuit, Inc. .......................... 100 66,242
Microsoft Corp. ...................... 1,072 518,441
Oracle Corp. ........................ 603 117,531
Palantir Technologies, Inc. , Class A
(a)
....... 819 145,577
Palo Alto Networks, Inc.
(a)
............... 245 45,129
PTC, Inc.
(a)
......................... 43 7,491
Roper Technologies, Inc. ................ 38 16,915
Salesforce, Inc. ...................... 341 90,334
ServiceNow, Inc.
(a)
.................... 370 56,680
Synopsys, Inc.
(a)
..................... 67 31,471
Trimble, Inc.
(a)
....................... 86 6,738
Tyler Technologies, Inc.
(a)
............... 15 6,809
Workday, Inc. , Class A
(a)
................ 77 16,538
1,393,218
Specialized REITs — 0.9%
American Tower Corp. ................. 169 29,671
Crown Castle, Inc. .................... 155 13,775
Digital Realty Trust, Inc. ................ 115 17,792
Equinix, Inc. ........................ 35 26,815
Extra Space Storage, Inc. ............... 76 9,897
Iron Mountain, Inc. .................... 104 8,627
Public Storage ....................... 56 14,532
SBA Communications Corp. ............. 39 7,544
VICI Properties, Inc. ................... 377 10,601
Weyerhaeuser Co. .................... 255 6,041
145,295
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
..................... 6 20,349
Best Buy Co., Inc. .................... 68 4,551
Carvana Co. , Class A
(a)
................. 51 21,523
Home Depot, Inc. (The) ................ 357 122,844
Lowe's Cos., Inc. ..................... 201 48,473
O'Reilly Automotive, Inc.
(a)
............... 302 27,545
Ross Stores, Inc. ..................... 118 21,257
TJX Cos., Inc. (The) ................... 401 61,598
Tractor Supply Co. .................... 188 9,402
Ulta Beauty, Inc.
(a)
.................... 16 9,680
Williams-Sonoma, Inc. ................. 44 7,858
355,080
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ......................... 1,841 500,494
Dell Technologies, Inc. , Class C ........... 109 13,721
Hewlett Packard Enterprise Co. ........... 465 11,169
HP, Inc. ........................... 333 7,419
NetApp, Inc. ........................ 74 7,925
Sandisk Corp.
(a)
...................... 50 11,869
Seagate Technology Holdings plc .......... 78 21,481
Super Micro Computer, Inc.
(a)
............. 177 5,181

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(c)
................. 123 $ 21,189
600,448
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 52 5,391
Lululemon Athletica, Inc.
(a)
............... 39 8,105
NIKE, Inc. , Class B ................... 429 27,332
Ralph Lauren Corp. , Class A ............. 14 4,950
Tapestry, Inc. ........................ 73 9,327
55,105
Tobacco — 0.7%
Altria Group, Inc. ..................... 606 34,942
Philip Morris International, Inc. ............ 559 89,664
124,606
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 407 16,333
United Rentals, Inc. ................... 23 18,614
WW Grainger, Inc. .................... 16 16,145
51,092
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 68 8,874
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 172 34,923
Total Long-Term Investments — 99 .8%
(Cost: $ 15,239,176 ) ............................... 17,020,486
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
(b)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 29,773 $ 29,788
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 24,348 24,348
Total Short-Term Securities — 0 .3%
(Cost: $ 54,136 ) ................................. 54,136
Total Investments — 100 .1%
(Cost: $ 15,293,312 ) ............................... 17,074,622
Liabilities in Excess of Other Assets — (0.1) % ............. (20,360)
Net Assets — 100.0% ...............................
$ 17,054,262
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/15/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 29,788
(b)
$ — $ — $ — $ 29,788 29,773 $ 262
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares — 24,348
(b)
— — — 24,348 24,348 593 —
BlackRock, Inc. .......... — 57,585 (6,796) 976 3,893 55,658 52 615 —
$ 976 $ 3,893 $ 109,794 $ 1,470 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 3% Capped ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,020,486 $ — $ — $ 17,020,486
Short-Term Securities
Money Market Funds ...................................... 54,136 — — 54,136
$ 17,074,622 $ — $ — $ 17,074,622
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust